Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) was as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Current expense (benefit):
Federal	$542	$610
State	54	134
	596	744
Deferred expense (benefit):
Federal	124	534
State	308	26
	432	560
Change in valuation allowance related to realization of net state deferred tax asset	(335)	(77)
Total	$693	$1,227

Net Deferred Tax Assets
The net deferred tax assets at December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Deferred tax assets:
Deferred officer compensation	$963	$834
Bad debt expense	1,413	1,478
Indiana net operating loss carryforwards	271	66
Tax credit carryforwards	98	35
Write downs of other real estate owned	260	259
Capital loss carryforwards	135	52
Nonaccrual loan interest	217	355
Market value adjustment on acquired assets and liabilities	—	31
Net unrealized losses on interest rate swaps	392	402
Net unrealized losses on securities available-for-sale	—	545
Other	91	92
	3,840	4,149
Deferred tax liabilities:
Mortgage servicing rights	(144)	(140)
Accretion	—	(8)
FHLB stock dividends	(133)	(123)
Deferred loan fees	(114)	(105)
Prepaid expenses	(554)	(524)
Depreciation	(339)	(368)
Net unrealized gains on securities available-for-sale	(661)	—
Amortization of other intangible assets	(74)	(104)
Real estate investment trust dividends	(143)	(122)
	(2,162)	(1,494)
Valuation allowance	(614)	(279)
	$1,064	$2,376

Income Tax Expense Differed from the Amounts Computed by Applying the U.S. Federal Income Tax Rate
Total income tax expense differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income taxes as a result of the following:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Expected income tax expense at:
Federal tax rate	$1,735	$1,782
State tax expense, net of federal benefit	17	55
Increase (decrease) resulting from:
Effect of tax exempt income (net)	(723)	(652)
Other tax exempt income	(316)	—
Other, net	(20)	42
Total income tax expense	$693	$1,227
Effective tax rate	13.6%	23.4%